Reinsurance (Tables)	12 Months Ended
Dec. 31, 2013
Net Exposure to Reinsurance Receivables and Recoverable

The following table shows the net exposure to reinsurance receivables and recoverable at December 31:

	2013	2012
Reinsurance receivables	$126	123
Reinsurance recoverable	2,501	2,214
Reinsurance payables	(64)	(60)

Net reinsurance exposure	$2,563	2,277